SHORT-TERM LOAN (Details Narrative) - USD ($)					1 Months Ended	10 Months Ended	12 Months Ended
	Sep. 18, 2024	Jul. 18, 2024	Nov. 19, 2023	Mar. 15, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Jan. 10, 2024
Short-Term Debt [Line Items]
Short-Term Debt					$ 10,008,552	$ 72,967	$ 10,008,552
Interest rate					6.00%		6.00%
Debt Instrument, Face Amount								$ 1,562,030
Debt Instrument, Maturity Date, Description					March 2025
Issuance of common stock				$ 90			$ 268,998
Sale of Stock, Description of Transaction							the Combined Company issued one million shares of Newco Stock to the Sponsor as additional merger consideration that vest in the event that prior to the eighth anniversary of the closing of the Business Combination. Fifty percent of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $12.00 per share for a period of 20 trading days in a 30 trading day period, and the remaining fifty percent of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $14.00 per share for a period of 20 trading days in a 30 trading day period, or are otherwise forfeited. Upon the occurrence of a change in control, any remaining unvested Sponsor Earnout Shares become vested.
Stock Issued During Period, Value, Issued for Services							$ 5,483,019
Interest expense						7,111
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date, Description					March 2025
Debt Instrument, Annual Principal Payment					$ 1,800,000		1,800,000
Debt Instrument, Interest Rate During Period					15.00%
Stock Issued During Period, Value, Issued for Services					$ 3,400,000
Debt Instrument, Debt Default, Amount					$ 2,700,000		2,700,000
Bridge Loan [Member]
Short-Term Debt [Line Items]
Interest expense							$ 33,208
Private Placement [Member]
Short-Term Debt [Line Items]
Sale of Stock, Description of Transaction					(i) the consummation of a private placement offering of Company securities (in which case such issuance shall be on no less favorable terms than the terms of such private placement) and (ii) the Maturity/ Repayment Date, provided that the minimum number of shares of Common Stock shall be no less than 500,000 shares.
Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues				9,000,000			55,826
Issuance of common stock				$ 90			$ 6
Stock Issued During Period, Value, Issued for Services							$ (435)
Endurance Antarctica Partners II LLC [Member]
Short-Term Debt [Line Items]
Interest rate					15.00%		15.00%
Debt Instrument, Face Amount					$ 1,750,000		$ 1,750,000
Debt Instrument, Maturity Date, Description					March 2025
[custom:ClassOfWarrantOrRighsDescription]					Endurance will receive warrants representing the right, exercisable within five years of the closing date, of up to 50% of Common Stock issued as Equity Kicker, with each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 in accordance with the Private Placement terms.
Endurance Antarctica Partners II LLC [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues					5,500,000
Issuance of common stock					$ 3,500,000
DRE Chicago LLC [Member]
Short-Term Debt [Line Items]
Interest rate					15.00%		15.00%
Debt Instrument, Face Amount					$ 250,000		$ 250,000
Debt Instrument, Maturity Date, Description					March 2025
Issuance of common stock	$ 375,000
Sale of Stock, Description of Transaction					In addition, the Company has agreed to issue to the Lenders an aggregate of $2,700,000 in Common Stock as an Equity Kicker, with the price of each share being determined based on terms per the earlier to occur of (i) the consummation of a private placement offering of Company securities (in which case such issuance shall be on no less favorable terms than the terms of such private placement) and (ii) the Maturity/ Repayment Date, provided that the minimum number of shares of Common Stock issued to the Lenders shall be no less than an aggregate of 360,000 shares. The Company recorded the short-term loan as a liability and evaluated embedded features in accordance with the accounting guidance and determined that bifurcation is not required for any embedded feature. By analyzing the economic characteristics of the Equity Kicker terms, the unconditional obligation to transfer variable number of shares where the monetary value of the obligation is a fixed monetary amount known at inception is akin to a traditional debt arrangement with a principal of $
DRE Chicago LLC [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues	470,000
AFCO Insurance Premium Finance [Member]
Short-Term Debt [Line Items]
Carrying amount					$ 258,552		258,552
Interest expense debt							14,876
First Insurance Funding [Member]
Short-Term Debt [Line Items]
Carrying amount						72,967
Interest expense debt						$ 717	$ 2,369
Financing Agreement [Member] | AFCO Insurance Premium Finance [Member]
Short-Term Debt [Line Items]
Short-Term Debt		$ 510,000
Payment terms		The debt is payable in monthly installments of $44,162 per month for 11 months.
Loans payable		$ 44,162
Interest rate		8.46%
Financing Agreement [Member] | First Insurance Funding [Member]
Short-Term Debt [Line Items]
Short-Term Debt			$ 80,800
Payment terms			The debt is payable in monthly installments of $8,389 per month for 10 months.
Loans payable			$ 8,389
Interest rate			8.25%
Loan Agreement [Member] | AFCO Insurance Premium Finance [Member]
Short-Term Debt [Line Items]
Other Short-Term Borrowings		$ 44,162